SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                            February 6, 2012


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: AllianceBernstein Bond Fund, Inc. - AllianceBernstein Intermediate Bond Portfolio - (File Nos. 2-48227 and 811-02383)
            AllianceBernstein Global Bond Fund, Inc.
            (File Nos. 33-45328 and 811-06554)
            AllianceBernstein High Income Fund, Inc.
            (File Nos. 33-72460 and 811-08188)
            AllianceBernstein Unconstrained Bond Fund, Inc.
            (File Nos. 33-63797 and 811-07391)

Dear Sir or Madam:

            On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Funds that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to each Fund's registration statement that were filed electronically with the Securities and Exchange Commission on January 31, 2012.

            A copy of the Prospectuses for the Funds will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.


                                                            Sincerely,


                                                            /s/Joanne Skerrett
                                                          ---------------------
                                                               Joanne Skerrett

SK 00250 0157 1263648